Fair Value Measurements - Additional Information (Details)		11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of assets or liabilities measured at fair value	$ 0
Fair value, liabilities, level 2 to/from level 3 transfers, amount		$ 0	$ 0
Change in fair value of warrant liability	$ 0		(17,782,000)
Rigetti Computing, Inc [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Change in fair value of warrant liability		(1,664,133)	$ 0
Fair Value, Net Asset (Liability)				$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3		$ 0
Measurement Input, Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Alternative Investment, Measurement Input		0	0